Earnings Per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Basic And Diluted
Net income attributed to AMPNI shareholders	$ 12,726	$ 8,715
Less: Dividends declared and undistributed earnings allocated to non-vested shares	(346)	(181)
Net income available to common stockholders	$ 12,380	$ 8,534
Basic weighted average number of common shares outstanding	45,670,903	45,451,950
Diluted weighted average number of common shares outstanding	45,670,903	45,451,950
Basic earnings per common share	$ 0.27	$ 0.19
Diluted earnings per common share	$ 0.27	$ 0.19